Derivative financial instruments and Short positions (Details 5) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
"Swap"
Derivatives by Market Trading
Notional		R$ 177,233,869	R$ 202,081,214		R$ 196,887,188
"Swap" | Stock Exchange
Derivatives by Market Trading
Notional	[1]	39,880,578	0
"Swap" | Cetip
Derivatives by Market Trading
Notional		0	67,112,505
"Swap" | Over the Counter
Derivatives by Market Trading
Notional		137,353,291	134,968,709
Options
Derivatives by Market Trading
Notional		335,073,080	190,061,609		175,841,405
Options | Stock Exchange
Derivatives by Market Trading
Notional	[1]	307,644,530	0
Options | Cetip
Derivatives by Market Trading
Notional		0	172,144,700
Options | Over the Counter
Derivatives by Market Trading
Notional		27,428,550	17,916,909
Future Contracts
Derivatives by Market Trading
Notional		289,508,200	161,725,596		104,651,180
Future Contracts | Stock Exchange
Derivatives by Market Trading
Notional	[1]	289,508,200	0
Future Contracts | Cetip
Derivatives by Market Trading
Notional		0	161,725,596
Future Contracts | Over the Counter
Derivatives by Market Trading
Notional		0	0
Forward Contracts and Others
Derivatives by Market Trading
Notional		90,910,841	47,823,561		R$ 50,853,154
Forward Contracts and Others | Stock Exchange
Derivatives by Market Trading
Notional		323,413	0	[1]
Forward Contracts and Others | Cetip
Derivatives by Market Trading
Notional		0	395,212
Forward Contracts and Others | Over the Counter
Derivatives by Market Trading
Notional		R$ 90,587,428	R$ 47,428,349

[1]	Includes trades with B3 S.A.